SCHEDULE CONSOLIDATED TOTAL ASSETS (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 33,276,916	$ 43,164,724	$ 23,236,956
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total			20,941,018
KOREA, REPUBLIC OF
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		2,663,149	1,200,214
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		$ 635,793	$ 1,095,725